CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (812,914)	$ (780,000)	$ (3,491,241)	$ (2,983,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	684	4,000	6,595	5,000
Amortization expense	252,013	219,000	898,622	650,000
Change in allowance for doubtful accounts	0	0	60,000	5,000
Gain on cancellation of liabilities	0	0	(12,642)	(697,000)
Stock issued for services	0	0	0	17,000
Stock compensation expense	118,796	95,000	422,175	610,000
Non-cash interest expense	26,858	12,000	55,000	0
Changes in assets and liabilities:
Accounts receivable	(50,486)	(25,000)	(85,472)	118,000
Prepaid expenses	(28,469)	(9,000)	(6,103)	1,000
Right of use asset, net of lease liability	(10,356)	(1,000)	(2,000)	(11,000)
Accounts payable and accrued expenses	(220,677)	53,000	922,767	625,000
Deferred revenue	9,382	(4,000)	(38,192)	(7,000)
NET CASH USED IN OPERATING ACTIVITIES	(715,169)	(436,000)	(1,270,491)	(1,667,000)
INVESTING ACTIVITIES
Cash portion of consideration paid to acquire ClariCare	0	0	0	(50,000)
Cash portion of consideration paid to acquire TrinIT (see Note 8)	0	(375,000)	(374,900)	0
Additions to capitalized software	(48,682)	(181,000)	(543,000)	(423,000)
NET CASH USED IN INVESTING ACTIVITIES	(48,682)	(556,000)	(917,900)	(473,000)
FINANCING ACTIVITES
Net proceeds from debt	0	88,000	676,000	123,000
Payments on debt	(489,641)	(50,000)	(70,793)	(736,000)
Payment of deferred loan costs	0
Proceeds from issuance of common stock	1,417,313	570,000	1,050,488	3,197,000
Proceeds from exercise of employee stock options	0	0	1,000	0
Conversion of convertible debt into common stock	22,734		94,315
NET CASH PROVIDED BY FINANCING ACTIVITIES	950,406	608,000	1,751,010	2,584,000
NET CHANGE IN CASH	186,555	(384,000)	(437,381)	444,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	7,619	445,000	445,000	1,000
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	194,174	61,000	7,619	445,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest	140,939	38,000	94,126	195,000
Stock issued for acquisition of TrinIT	0	183,000	183,000
Stock issued for acquisition of technology	0	0	0	575,000
Stock issued for conversion of convertible notes payable	0	0	240,315	0
Stock issued for conversion of notes payable	0	20,000	0	20,000
Stock issued for conversion of accounts payable	$ 22,734	$ 0	$ 250,000	$ 75,000